UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 47,081	$ 45,962
Restricted cash and short-term investments	25,250	24,512
Other current assets	3,349	3,065
Amounts due from related parties	1,631	3,076
Total Current Assets	77,311	76,615
Non-current
Restricted cash	141,804	140,262
Vessels and vessels under capital leases, net	835,103	853,055
Other long term assets	5,245	5,563
Total Assets	1,059,463	1,075,495
Current
Current portion of long-term debt	57,236	49,906
Current portion of obligations under capital leases	3,420	3,240
Other current liabilities	74,045	75,414
Amounts due to related parties	239	0
Total Current Liabilities	134,940	128,560
Non-current
Long-term debt	318,711	350,668
Long-term debt due to related parties	222,310	222,310
Obligations under capital leases	265,948	264,840
Other long-term liabilities	18,844	19,153
Total Liabilities	960,753	985,531
Partners' capital:
Common unitholders	33,058	30,163
Subordinated unitholders	2,365	369
General partner interest	1,638	1,537
Total Partners' capital	37,061	32,069
Accumulated other comprehensive income	(5,061)	(5,039)
Total equity before non-controlling interest	32,000	27,030
Non-controlling interest	66,710	62,934
Total equity	98,710	89,964
Total liabilities and equity	$ 1,059,463	$ 1,075,495